OFF-BALANCE SHEET ACCOUNTS - (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Contingent credits - indirect loans
Off balance sheet indirect loans	S/ 21,081,035	S/ 20,774,271
Responsibilities under credit line agreements (c)	75,615,563	74,234,033
Total	96,696,598	95,008,304
Guarantees and standby letter [Member]
Contingent credits - indirect loans
Off balance sheet indirect loans	18,894,456	18,874,073
Import and export letters of credit [Member]
Contingent credits - indirect loans
Off balance sheet indirect loans	S/ 2,186,579	S/ 1,900,198